CONDENSED BALANCE SHEETS (Parenthetical) - Cik 0001821171_qell Acquisition Corp Member - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A Common Stock Subject to Redemption
Shares subject to possible redemption	32,531,686	30,212,716
Purchase price, per unit	$ 10.00	$ 10.00
Class A ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	5,418,314	7,737,284
Ordinary shares, shares outstanding	5,418,314	7,737,284
Class B ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	9,487,500	9,487,500
Ordinary shares, shares outstanding	9,487,500	9,487,500